INVESTMENTS (Details) € / shares in Units, $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended		6 Months Ended			9 Months Ended		12 Months Ended
	Jan. 31, 2019 EUR (€)	Jan. 19, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 EUR (€)	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 USD ($)	Jun. 30, 2021 EUR (€) € / shares shares	Dec. 31, 2020 € / shares	Dec. 01, 2020	Nov. 30, 2020	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 USD ($) shares	Sep. 30, 2019 EUR (€) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 21, 2018 USD ($) shares	Dec. 21, 2018 EUR (€) € / shares shares	Aug. 31, 2017 USD ($)
INVESTMENTS (Details) [Line Items]
Share price (in Euro per share) | $ / shares				$ 10.15		$ 10.15					$ 8.90
Equity Method Investments												[1]	$ 376
Investments, increase investment for equity, option duration						18 months	18 months
Goodwill				$ 18,508		$ 18,508					18,508	[1]	20,190								$ 18,508
Equity Method Investments, Additional, Shares (in Shares) | shares																			2,138	2,138
Investments, consideration transferred, net assets																			16.60%	16.60%
Gain (loss) on investments (in Dollars)					$ 67			$ 228			464	[1]	756
Income (Loss) from Equity Method Investments (in Dollars)				(14)	(5)	(25)		(16)			(4)	[1]	(96)
Other comprehensive income (in Dollars)
Gain (Loss) on Derivative Instruments, Net, Pretax (in Dollars)					(13)						$ 657	[1]	421
Class of Warrant or Right, Exercised (in Shares) | shares											0
Cansativa [Member]
INVESTMENTS (Details) [Line Items]
Equity Method Investments				1,528		1,528					$ 1,553														$ 923
Gain (loss) on investments (in Dollars)											211
Income (Loss) from Equity Method Investments (in Dollars)											4		96
Investment at cost basis of aggregated amount											1,553		1,701	€ 1,075
Gain loss on investment											211
Income (Loss) from equity method investments (in Dollars)				$ 14	$ 5	$ 25		$ 16
Lift & Co
INVESTMENTS (Details) [Line Items]
Investment at cost basis of aggregated amount													376
Lift & Co
INVESTMENTS (Details) [Line Items]
Equity Method Investments
Net assets																									876
Goodwill																									$ 800
Investments, consideration transferred, net assets																									14.00%
Gain (loss) on investments (in Dollars)													756
Gain (Loss) on Derivative Instruments, Net, Pretax (in Dollars)													308
Warrants and Rights Outstanding (in Dollars)													57
Investment, Tranche Two [Member] | Cansativa [Member]
INVESTMENTS (Details) [Line Items]
Equity method investments initial amount fair value | €																						€ 322
Investment, Tranche Three [Member] | Cansativa [Member]
INVESTMENTS (Details) [Line Items]
Investment gross | €																								€ 1,000
Investment, Tranche One [Member] | Cansativa [Member]
INVESTMENTS (Details) [Line Items]
Investment gross | €																						€ 1,000
Warrant | Lift & Co
INVESTMENTS (Details) [Line Items]
Derivative Asset (in Dollars)													598
Warrant | Lift & Co
INVESTMENTS (Details) [Line Items]
Gain (loss) on investments (in Dollars)		$ 233
Maximum [Member] | Cansativa [Member]
INVESTMENTS (Details) [Line Items]
Percentage of interest held											15.80%
Minimum [Member] | Cansativa [Member]
INVESTMENTS (Details) [Line Items]
Percentage of interest held											14.22%
Seed Financing Round [Member]
INVESTMENTS (Details) [Line Items]
Shares issued (in Shares) | shares																							3,096	3,096
Percentage of interest held																					10.53%	10.53%	10.53%	10.53%
Seed Financing Round [Member] | Cansativa [Member]
INVESTMENTS (Details) [Line Items]
Investments net | €																						€ 7,000		€ 7,000
Number of investment tranches																					3	3	3	3
Investment gross | €														€ 996.819										€ 999.915
Shares issued (in Shares) | shares																							3,096	3,096
Investments, fully diluted pre-money valuation | €																								€ 8,500
Percentage of interest held				10.53%		10.53%								10.53%							10.53%	10.53%
Payments to Acquire Investments | €	€ 996.819		€ 3.1				€ 3.1
Share price (in Euro per share) | € / shares														€ 1.00								€ 1.00
Equity Method Investments																					$ 1,075	€ 999.915
Investments, initial amount | €														€ 3.096								3.096
Equity Method Investments | €														996.819								996.819
Investments, increase investment for equity, option duration											18 months
Net assets														1,100						€ 1,233	$ 1,122	1,100
Goodwill | €																						€ 465
Investments, additional																			$ 722	€ 650
Equity Method Investments, Additional, Shares (in Shares) | shares																			2,138	2,138
Investments, consideration transferred, net assets																			16.60%	16.60%
Investment at cost basis of aggregated amount | €														999.915
Goodwill | €														465						€ 1,122
Seed Financing Round [Member] | Cansativa, Employee Stock Ownership Plan (ESOP) | Cansativa [Member]
INVESTMENTS (Details) [Line Items]
Percentage of interest held																15.80%	16.59%
Seed Financing Round [Member] | Cansativa [Member]
INVESTMENTS (Details) [Line Items]
Shares issued (in Shares) | shares																					3,096	3,096
Investments, fully diluted pre-money valuation | €																						€ 8,500
Seed Financing Round [Member] | Investment, Tranche Two [Member] | Cansativa [Member]
INVESTMENTS (Details) [Line Items]
Investment gross | €																						3,000		3,000
Equity method investments initial amount fair value				$ (450)		$ (450)								€ 419							$ (450)	419
Gain (loss) on investments (in Dollars)									$ 370
Gain loss on investment | €										€ 370
Seed Financing Round [Member] | Investment, Tranche Three [Member] | Cansativa [Member]
INVESTMENTS (Details) [Line Items]
Investment gross | €																						3,000		3,000
Seed Financing Round [Member] | Investment, Tranche One [Member] | Cansativa [Member]
INVESTMENTS (Details) [Line Items]
Investment gross																					$ 1,075	€ 999.915	$ 1,075	€ 1,000
Seed Financing Round [Member] | Maximum [Member] | Cansativa [Member]
INVESTMENTS (Details) [Line Items]
Percentage of interest held											16.59%
Seed Financing Round [Member] | Minimum [Member] | Cansativa [Member]
INVESTMENTS (Details) [Line Items]
Percentage of interest held											15.80%
Common Stock [Member]
INVESTMENTS (Details) [Line Items]
Other comprehensive income (in Dollars)
Common Stock [Member] | Cansativa [Member]
INVESTMENTS (Details) [Line Items]
Number of shares registered and fully paid-in capital (in Shares) | shares																					26,318	26,318	26,318	26,318
Common Stock [Member] | Lift & Co
INVESTMENTS (Details) [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax (in Dollars)													319
Preferred Stock [Member]
INVESTMENTS (Details) [Line Items]
Other comprehensive income (in Dollars)
Preferred Stock [Member] | Cansativa [Member]
INVESTMENTS (Details) [Line Items]
Shares issued, price per share | € / shares															€ 543.31
Preferred Stock [Member] | Seed Financing Round [Member]
INVESTMENTS (Details) [Line Items]
Shares issued, price per share | € / shares																								€ 322.97
Preferred Stock [Member] | Seed Financing Round [Member] | Cansativa [Member]
INVESTMENTS (Details) [Line Items]
Percentage of interest held											14.22%
Preferred Stock [Member] | Seed Financing Round [Member] | Cansativa [Member]
INVESTMENTS (Details) [Line Items]
Shares issued, price per share | € / shares																						€ 322.97
Preferred Stock [Member] | Seed Financing Round [Member] | Investment, Tranche Two [Member] | Cansativa [Member]
INVESTMENTS (Details) [Line Items]
Shares issued, price per share | (per share)														€ 322.97							$ 322.97			€ 322.97
Share price (in Euro per share) | € / shares														€ 1.00								€ 1.00
Investment, option, stock issued for additional investment, shares, new issues (in Shares) | shares				9,289		9,289								9,289							9,289	9,289
Investment, option, stock issued for additional investment, amount, new issues | €														€ 3,000.06833								€ 3,000.06833
Equity method investments, option exercised, entitled to subscribe to additional shares (in Shares) | shares				578		578								578							578	578
Preferred Stock [Member] | Cansativa [Member] | Seed Financing Round [Member]
INVESTMENTS (Details) [Line Items]
Percentage of interest held																15.80%
Retained Earnings/(Deficit)
INVESTMENTS (Details) [Line Items]
Other comprehensive income (in Dollars)													$ 1,191
Northern Swan Holdings, Inc | Lift & Co
INVESTMENTS (Details) [Line Items]
Sale of Stock, Percentage of Ownership after Transaction													8.00%
Accounting Standards Update 2016-01 | Retained Earnings/(Deficit) | Lift & Co
INVESTMENTS (Details) [Line Items]
Other comprehensive income (in Dollars)													$ 1,191

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020.